FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of plan assets at fair value
The following table sets forth by Level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024:

	Level 1	Total
December 31, 2025
Tompkins Financial Corporation common stock	$8,256,435	$8,256,435
Collective investment trusts at NAV(1)	—	4,868,421
Mutual funds	218,080,285	218,080,285
Total investments, at fair value	$226,336,720	$231,205,141

December 31, 2024
Tompkins Financial Corporation common stock	$9,202,840	$9,202,840
Collective investment trusts at NAV(1)	—	5,649,325
Mutual funds	199,169,466	199,169,466
Total investments, at fair value	$208,372,306	$214,021,631
(1)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.